Business segment information - Distribution of Income from Operations, Excluding Restructuring by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	$ 112,872	$ 75,038	$ 228,886	$ 181,329
Ireland
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	85,736	56,744	174,648	130,679
Rest of Europe
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	8,794	7,120	16,404	17,816
U.S.
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	12,470	9,377	25,707	23,268
Rest of World
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	$ 5,872	$ 1,797	$ 12,127	$ 9,566